MFS Technology Fund (Prospectus Summary) | MFS Technology Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.

More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on

page 8 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of the fund's statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Technology Fund	A		B	C	I	R1	R2	R3	R4
Shareholder Fees, Column Name
A

B

C

I

ALL R

ALL R

ALL R

ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Technology Fund	A	B	C	I	R1	R2	R3	R4
Operating Expenses, Column Name
A

B

C

I

R1

R2

R3

R4

Management Fee	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none
Other Expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	1.52%	2.27%	2.27%	1.27%	2.27%	1.77%	1.52%	1.27%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Technology Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A
Class A Shares
		721	1,028	1,356	2,283
B
Class B Shares assuming redemption at end of period
		630	1,009	1,415	2,417
C
Class C Shares assuming redemption at end of period
		330	709	1,215	2,605
I
Class I Shares
		129	403	697	1,534
R1
Class R1 Shares
		230	709	1,215	2,605
R2
Class R2 Shares
		180	557	959	2,084
R3
Class R3 Shares
		155	480	829	1,813
R4
Class R4 Shares
		129	403	697	1,534

Expense Example, No Redemption MFS Technology Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B
Class B Shares assuming no redemption at end of period
		230	709	1,215	2,417
C
Class C Shares assuming no redemption at end of period
		230	709	1,215	2,605

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in

"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)

normally invests at least 80% of the fund's net assets in securities of issuers principally engaged in offering, using or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These issuers are in such fields as computer systems and software, networking and telecommunications, internet, business services,

and electronics.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies) or the stocks of companies it believes are undervalued compared to their perceived worth (value companies). However,

companies that benefit from technological advancements and improvements often are growth companies.

MFS may invest the fund's assets in companies of any size.

MFS normally invests the fund's assets primarily in U.S. and foreign equity securities, including emerging market equity securities.  Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund's assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS may enter into short sales.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political,

regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector,

industry or geographic region, or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.

Technology Concentration Risk:  The fund's performance will be closely tied to the performance of technology issuers and, as a result, can be more volatile than the performance of more broadly-diversified funds. The price of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, and other factors.

Short Sale Risk:  A security sold short is closed out at a loss if the price of the security sold short increases between the time of the short sale and closing out the short position. It may not be possible to close out a short position at any particular time or at an acceptable price. Short sales can involve leverage.

Investing the proceeds from short sale positions in other securities subjects the fund to the risks of the securities purchased with the proceeds in addition to the risks of the securities sold short.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the

U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political,regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the U.S.

dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Non-Diversification Risk:  Because MFS may invest a relatively large percentage of the fund's assets in a single issuer or small number of issuers, the fund's performance could be closely tied to the value of that one issuer or issuers,

and could be more volatile than the performance of diversified funds.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges

(loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the nine-month period ended September 30, 2011 was (5.33)%.

During the period(s) shown in the bar chart, the highest quarterly return was

48.41% (for the calendar quarter ended December 31, 2001) and the lowest quarterly return was (45.92)% (for the calendar quarter ended September 30,

2001).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2010)
Average Annual Total Returns MFS Technology Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	A Shares Returns Before Taxes	13.21%	7.20%	(2.69%)
B	B Shares Returns Before Taxes	15.13%	7.43%	(2.63%)
C	C Shares Returns Before Taxes	18.16%	7.72%	(2.79%)
I	I Shares Returns Before Taxes	20.41%	8.83%	(1.80%)
R1	R1 Shares Returns Before Taxes	19.19%	7.69%	(2.88%)
R2	R2 Shares Returns Before Taxes	19.77%	8.21%	(2.43%)
R3	R3 Shares Returns Before Taxes	20.11%	8.48%	(2.13%)
R4	R4 Shares Returns Before Taxes	20.40%	8.79%	(1.84%)
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	13.21%	7.20%	(2.69%)
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	8.59%	6.24%	(2.25%)
Standard & Poor’s 500 Stock Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Standard & Poor's 500 Stock Index	15.06%	2.29%	1.41%
Standard & Poor’s North American Technology Sector Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Standard & Poor's North American Technology Sector Index	12.65%	5.83%	(0.86%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.